S-K 1602, SPAC Registered Offerings	Sep. 11, 2025
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem their ordinary shares upon the consummation of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account described below, including interest (net of taxes payable), divided by the number of then issued and outstanding ordinary shares that were sold as part of the units in this offering, which we refer to as our “public shares.” Notwithstanding the foregoing, a public shareholder, together with any affiliate of his or any other person with whom he is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Securities Act of 1934, as amended, or the Exchange Act) will be restricted from seeking redemption rights with respect to 20% or more of the ordinary shares sold in this offering without our prior written consent. However, we would not be restricting our shareholders’ ability to vote all of their shares (including all shares held by those shareholders that hold more than 20% of the shares sold in this offering) for or against our initial business combination.

SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 15 months from the closing of this offering to consummate an initial business combination. However, if we anticipate that we may not be able to consummate our initial business combination within 15 months, we may extend the period of time to consummate a business combination up to two times, each by an additional three months (for a total of up to 21 months to complete a business combination).
SPAC Offering Forepart, De-SPAC Consummation Timeframe	15 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our primary strategy is to identify and consummate a merger or acquisition with a target company that aligns with the expertise and capabilities of our management team, while also positioning us to capitalize on current market trends. Leveraging our extensive network of relationships, deep industry knowledge, sector-specific experience, and proven deal-sourcing capabilities, we aim to focus on companies with substantial growth potential within emerging markets or those modernizing traditional industries. These markets are defined by their embrace of innovative technologies, advanced manufacturing practices, or unique business models. Over time, our network has expanded due to our team’s active involvement in sourcing, investing in, and managing businesses across our target sectors.

Following the completion of this offering, our management team will utilize its connections and industry insights to establish specific criteria for identifying potential merger or acquisition targets and to outline our approach for the business combination process. This will initiate our search for, and evaluation of, promising opportunities.

Our primary goal is to provide attractive returns to our shareholders and enhance value by improving the performance of the acquired company. This may include facilitating access to crucial growth capital. We aim to prioritize companies with certain key attributes, such as:

•        A history of stable, long-term growth coupled with promising future prospects.

•        Strong competitive advantages that support continued business expansion.

•        Utilization of advanced technologies, new materials, and sustainable business models.

•        Ownership or control of, or access to, advanced manufacturing facilities.

•        The capacity to meet high demand in fast-growing markets.

•        The ability to adapt to industrial upgrading trends.

•        Adherence to high environmental, social, and governance (ESG) standards.

With our extensive network and combined team expertise in business investment and operations, we specifically target companies in emerging markets with substantial growth potential. Our focus includes:

•        Companies with products and services for large markets, establishing a first-mover advantage and core competency;

•        Platform-based or closed-loop businesses utilizing cutting-edge technologies;

•        Products and services that disrupt traditional markets with new technologies;

•        Scalable business models that quickly generate free cash flow; and

•        Companies with a track record of operational efficiency and strong financial performance, backed by experienced management.

By sticking to this refined strategy, we aim to capitalize on opportunities that offer a strong industry context and the potential for significant growth.

Opportunity & Acquisition Target Criteria

Our focus is on acquiring small-cap companies that demonstrate substantial potential for growth in emerging markets. These companies typically benefit from mature and efficient operations, innovative technologies, new materials, or novel business models. We are particularly interested in industries that present significant market opportunities, are characterized by high demand for industrial upgrading, and feature a large pool of emerging high-growth companies that meet the size criteria for potential acquisition targets.

We believe that our operational experience and established industry contacts uniquely position us to identify high-value opportunities within these sectors. Our acquisition targets will adhere to the principles of value investing, focusing on quality companies with specific catalysts and a clear path for growth. While we remain opportunistic and flexible in evaluating potential targets within this defined space, our primary focus will be on small-cap companies that possess one or more of the following attributes:

Target Size:    We seek to acquire companies with significant revenue growth potential, valued between $650 million and $2 billion.

High Growth Geographic Markets:    We intend to prioritize companies with international operations in fast-growing regions, capable of leveraging regional advantages effectively.

High Growth Industries:    Our primary focus will be on companies in rapidly expanding sectors, or those undergoing significant industrial transformation, such as green and sustainable businesses, new materials, artificial intelligence applications, daily necessities production, and advanced equipment manufacturing.

Proven Financial Performance and Growth Potential:    We will target businesses that exhibit recent revenue growth and possess strong expansion prospects, driven by new product offerings, technological advancements, innovative sales strategies, geographic diversification, cost reductions, and strategic acquisitions.

Competitive Advantage:    We aim to acquire businesses with robust market positions, innovative technologies, deep industry insights, market leadership status, exclusive partnerships, strong brands, or distinct cost efficiencies.

Benefits of Going Public:    We are particularly interested in companies that would benefit from the enhanced capital access and visibility associated with being publicly traded.

Experienced and Visionary Management:    Our preference is for companies led by skilled, forward-thinking management teams with deep industry knowledge and a clear vision for growth.

High ESG Standards:    We will prioritize companies that demonstrate strong commitments to environmental, social, and governance (ESG) standards, with an emphasis on sustainable and responsible business practices.

Market Trend Alignment:    We aim to identify companies that are aligned with, or are leading, current market trends, positioning them to adapt effectively to changes in market dynamics and consumer preferences.

These criteria are guidelines and not exhaustive. Our evaluation may consider these and other relevant factors as needed. If we choose a company that does not meet all these criteria, we will disclose this to our shareholders in the communications concerning the merger or acquisition, which will include documents like proxy statements or tender offer announcements filed with the SEC.

Our management team will be primarily focused on creating shareholder value by efficiently guiding emerging high-growth companies toward commercialization. In line with our strategy, we have identified several general criteria and guidelines for evaluating prospective target businesses. While we intend to use these criteria in assessing potential acquisitions, we may adjust or deviate from them as appropriate:

•        We believe that a substantial number of potential target businesses, both domestically and internationally, exist at attractive valuations, which can benefit from a public listing and access to new capital to support significant revenue and earnings growth.

•        We aim to acquire companies with significant, underexploited expansion opportunities within specific industry sectors. This expansion can be achieved through organic growth acceleration and strategic add-on acquisitions. Our management team is highly skilled in identifying such targets and evaluating synergies to facilitate successful integrations. Additionally, our team has extensive experience in assisting companies with fundraising and navigating the regulatory approval process.

•        We will seek target companies that offer attractive risk-adjusted equity returns for our shareholders, assessing each based on its potential to achieve regulatory approval and successfully commercialize its products. We will evaluate potential financial returns based on factors such as risk-adjusted peak sales potential, the strength of the product pipeline, the ability to realize system cost savings, opportunities for growth through follow-on acquisitions, and value creation from other strategic initiatives.

•        We will focus on investing in businesses with a proven track record of success, emphasizing shareholder-friendly governance, low leverage, and attractive long-term return potential. We believe this investment approach offers a competitive edge, providing meaningful upside potential with downside protection, particularly in times of financial market volatility.

These guidelines are not exhaustive, and our evaluation of any specific target company may involve additional factors, as deemed relevant by our management team. We currently do not have any specific target business under consideration. Our officers and directors have not selected or engaged in substantive discussions regarding potential target businesses, nor have we taken steps to identify or locate suitable acquisition candidates. Additionally, we have not engaged any agents or representatives for this purpose.

Nasdaq rules provide that our initial business combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the trust account (less any deferred underwriting discounts and taxes payable on interest earned) at the time of our signing a definitive agreement in connection with our initial business combination. If our board is not able to independently determine the fair market value of the target business or businesses, we will obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions with respect to the satisfaction of such criteria. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test. If the business combination involves more than one target business, the 80% fair market value test will be based on the aggregate value of all of the target businesses. If our securities are not listed on Nasdaq after this offering, we would not be required to satisfy the 80% requirement. However, we intend to satisfy the 80% requirement even if our securities are not listed on Nasdaq at the time of our initial business combination.

We anticipate structuring our initial business combination so that the post-transaction company in which our public shareholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post-transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock, shares or other equity securities of a target. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% of net assets test. If our initial business combination involves more than one target business, the 80% of net assets test will be based on the aggregate value of all of the target businesses. Notwithstanding the foregoing, if we are not then listed on Nasdaq for whatever reason, we would no longer be required to meet the foregoing 80% of net assets test.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that our initial business combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the trust account (less any deferred underwriting discounts and taxes payable on interest earned) at the time of our signing a definitive agreement in connection with our initial business combination. If our board is not able to independently determine the fair market value of the target business or businesses, we will obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions with respect to the satisfaction of such criteria. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test. If the business combination involves more than one target business, the 80% fair market value test will be based on the aggregate value of all of the target businesses. If our securities are not listed on Nasdaq after this offering, we would not be required to satisfy the 80% requirement. However, we intend to satisfy the 80% requirement even if our securities are not listed on Nasdaq at the time of our initial business combination.

We anticipate structuring our initial business combination so that the post-transaction company in which our public shareholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post-transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock, shares or other equity securities of a target. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% of net assets test. If our initial business combination involves more than one target business, the 80% of net assets test will be based on the aggregate value of all of the target businesses. Notwithstanding the foregoing, if we are not then listed on Nasdaq for whatever reason, we would no longer be required to meet the foregoing 80% of net assets test.

SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The amount of compensation that may be received by, or securities issued or to be issued, our sponsor and its affiliates is summarized as follows:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Wealth Path Holdings Limited	1,250,000 Class B ordinary shares(1)	$25,000
	175,000 private units(1)	$1,750,000
	Up to $1,500,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans in an amount equal to the principal amount of the loans to finance transaction costs in connection with an intended initial business combination.
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

(1)      Assumes no exercise of the over-allotment option and the full forfeiture of 187,500 Class B ordinary shares that are subject to forfeiture by our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of June 30, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.62	$7.07	$2.93	$6.16	$3.84	$4.46	$5.54	$2.18	$7.82
Assuming No Exercise of Over-Allotment Option
$7.59	$7.02	$2.98	$6.10	$3.90	$4.38	$5.62	$2.40	$7.60

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Compensation

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Wealth Path Holdings Limited	1,250,000 Class B ordinary shares(1)	$25,000
	175,000 private units(1)	$1,750,000
	Up to $1,500,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

____________

(1)      Assumes no exercise of the over-allotment option and the full forfeiture of 187,500 Class A ordinary shares that are subject to forfeiture by our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of June 30, 2025
	No Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	$(0.43)	$(0.43)	$(0.43)	$(0.43)	$(0.43)	$(0.43)	$(0.43)	$(0.43)	$(0.43)	$(0.43)
Increase attributable to public shareholders	$8.02	$8.05	$7.45	$7.50	$6.53	$6.59	$4.81	$4.89	$2.83	$2.61
Pro forma net tangible book value after this offering	$7.59	$7.62	$7.02	$7.07	$6.1	$6.16	$4.38	$4.46	$2.4	$2.18
Dilution to public shareholders	$2.41	$2.38	$2.98	$2.93	$3.90	$3.84	$5.62	$5.54	$7.60	$7.82
% Dilution to public shareholders	24.10%	23.80%	29.80%	29.30%	39.00%	38.40%	56.20%	55.40%	76.00%	78.20%

Numerator:
Net tangible book value deficit before this offering	$(624,323)	$(624,323)	$(624,323)	$(624,323)	$(624,323)	$(624,323)	$(624,323)	$(624,323)	$(624,323)	$(624,323)
Net proceeds from this offering(1)	$48,750,000	$56,137,500	$48,750,000	$56,137,500	$48,750,000	$56,137,500	$48,750,000	$56,137,500	$48,750,000	$56,137,500
Net proceeds from the sale of private placement units	$1,750,000	$1,862,500	$1,750,000	$1,862,500	$1,750,000	$1,862,500	$1,750,000	$1,862,500	$1,750,000	$1,862,500
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value	$161,610	$161,610	$161,610	$161,610	$161,610	$161,610	$161,610	$161,610	$161,610	$161,610
Less: Over-allotment liabilities	$(160,949)	$—	$(160,949)	$—	$(160,949)	$—	$(160,949)	$—	$(160,949)	$—
Less: Deferred underwriting commission(2)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Less: Proceeds held in trust subject to redemption(3)	$—	$—	$(12,500,000)	$(14,375,000)	$(25,000,000)	$(28,750,000)	$(37,500,000)	$(43,125,000)	$(44,876,337)	$(52,537,286)
Total	$49,876,338	$57,537,287	$37,376,338	$43,162,287	$24,876,338	$28,787,287	$12,376,338	$14,412,287	$5,000,001	$5,000,001

Denominator:
Ordinary shares outstanding prior to this offering	1,437,500	1,437,500	1,437,500	1,437,500	1,437,500	1,437,500	1,437,500	1,437,500	1,437,500	1,437,500
Ordinary shares forfeited if over-allotment is not exercised	(187,500)	—	(187,500)	—	(187,500)	—	(187,500)	—	(187,500)	—
Ordinary shares included in the public units offered	5,000,000	5,750,000	5,000,000	5,750,000	5,000,000	5,750,000	5,000,000	5,750,000	5,000,000	5,750,000
Ordinary shares included in the private units	175,000	186,250	175,000	186,250	175,000	186,250	175,000	186,250	175,000	186,250
Representative shares	150,000	172,500	150,000	172,500	150,000	172,500	150,000	172,500	150,000	172,500
Less: Ordinary shares subject to redemption	—	—	(1,250,000)	(1,437,500)	(2,500,000)	(2,875,000)	(3,750,000)	(4,312,500)	(4,487,634)	(5,253,729)
Total	6,575,000	7,546,250	5,325,000	6,108,750	4,075,000	4,671,250	2,825,000	3,233,750	2,087,366	2,292,521

(1)     Expenses applied against gross proceeds include offering expenses of approximately $500,000 and underwriting commissions of $0.15 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $750,000 in the aggregate (or up to $862,500 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters. See “Use of Proceeds.”

(2)       Upon the consummation of our initial business combination, no deferred underwriting commissions would be paid. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(4)      The numbers set forth in this column assume the maximum number of redemption of public shares that would permit us to maintain net tangible assets of $5,000,001, are redeemed.